Employee Benefit Plans (Tables)	9 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Schedule of Stock Option Activity

Stock option activity is summarized as follows:

	Nine Months Ended December 31, 2013		Year Ended March 31,
			2013		2012
	Options	Weighted Average Price	Options	Weighted Average Price	Options	Weighted Average Price
Outstanding at beginning of year	120,345	$25.82	189,345	$25.19	408,850	$22.34
Forfeited	—	—	(69,000)	24.08	(219,505)	19.89
Cancelled (1)	(120,345)	25.82	—	—	—	—

Outstanding at end of year	—	$—	120,345	$25.82	189,345	$25.19

Options vested and exercisable at year-end	—	$—	120,345	$25.82	189,345	$25.19

(1)	All legacy common stock was cancelled pursuant to the terms of the Plan of Reorganization. See Note 2 for additional information.

Schedule of Activity in Restricted Stock

The activity in restricted stock is summarized as follows:

	Year Ended March 31,
	2013		2012
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Balance at beginning of year	18,500	$22.85	30,000	$23.24
Granted	—	—	—	—
Vested	(18,000)	22.85	(11,500)	23.87
Forfeited	(500)	22.85	—	—

Balance at end of year	—	$—	18,500	$22.85